Distribution Date:	11/18/22	JPMCC Commercial Mortgage Securities Trust 2017-JP5
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2017-JP5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 1)	13-14		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Directing Certificateholder	LNR Securities Holdings, LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46647TAN8	2.086000%	43,930,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46647TAP3	3.239700%	82,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46647TAQ1	3.342200%	38,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46647TAR9	3.456900%	135,000,000.00	84,215,981.97	0.00	242,605.19	0.00	0.00	242,605.19	84,215,981.97	37.65%	30.00%
A-5	46647TAS7	3.723200%	396,306,000.00	396,306,000.00	0.00	1,229,605.42	0.00	0.00	1,229,605.42	396,306,000.00	37.65%	30.00%
A-SB	46647TAT5	3.548900%	69,023,000.00	59,240,100.38	912,430.41	175,197.66	0.00	0.00	1,087,628.07	58,327,669.97	37.65%	30.00%
A-S	46647TAX6	3.875600%	71,044,000.00	71,044,000.00	0.00	229,448.44	0.00	0.00	229,448.44	71,044,000.00	29.42%	23.50%
B	46647TAY4	4.077400%	51,917,000.00	51,917,000.00	0.00	176,405.31	0.00	0.00	176,405.31	51,917,000.00	23.42%	18.75%
C	46647TAZ1	3.931248%	56,015,000.00	56,015,000.00	0.00	183,507.36	0.00	0.00	183,507.36	56,015,000.00	16.93%	13.63%
D	46647TAA6	4.681248%	36,888,000.00	36,888,000.00	0.00	143,901.55	0.00	0.00	143,901.55	36,888,000.00	12.67%	10.25%
D-RR	46647TAC2	4.681248%	27,325,000.00	27,325,000.00	0.00	106,595.91	0.00	0.00	106,595.91	27,325,000.00	9.50%	7.75%
E-RR	46647TAE8	4.681248%	28,691,000.00	28,691,000.00	0.00	111,924.73	0.00	0.00	111,924.73	28,691,000.00	6.18%	5.12%
F-RR	46647TAG3	4.681248%	17,761,000.00	17,761,000.00	0.00	69,286.36	0.00	0.00	69,286.36	17,761,000.00	4.13%	3.50%
NR-RR*	46647TAJ7	4.681248%	38,254,046.00	35,690,043.57	0.00	17,730.90	0.00	14,988.00	17,730.90	35,675,055.57	0.00%	0.00%
R	46647TAL2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,092,982,046.01	865,093,125.92	912,430.41	2,686,208.83	0.00	14,988.00	3,598,639.24	864,165,707.51

X-A	46647TAU2	0.993943%	836,131,000.00	610,806,082.35	0.00	505,922.00	0.00	0.00	505,922.00	609,893,651.94
X-B	46647TAV0	0.603848%	51,917,000.00	51,917,000.00	0.00	26,124.96	0.00	0.00	26,124.96	51,917,000.00
X-C	46647TAW8	0.750000%	56,015,000.00	56,015,000.00	0.00	35,009.37	0.00	0.00	35,009.37	56,015,000.00
Notional SubTotal			944,063,000.00	718,738,082.35	0.00	567,056.33	0.00	0.00	567,056.33	717,825,651.94

Deal Distribution Total					912,430.41	3,253,265.16	0.00	14,988.00	4,165,695.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46647TAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46647TAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46647TAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46647TAR9	623.82208867	0.00000000	1.79707548	0.00000000	0.00000000	0.00000000	0.00000000	1.79707548	623.82208867
A-5	46647TAS7	1,000.00000000	0.00000000	3.10266668	0.00000000	0.00000000	0.00000000	0.00000000	3.10266668	1,000.00000000
A-SB	46647TAT5	858.26609072	13.21922272	2.53825044	0.00000000	0.00000000	0.00000000	0.00000000	15.75747316	845.04686800
A-S	46647TAX6	1,000.00000000	0.00000000	3.22966669	0.00000000	0.00000000	0.00000000	0.00000000	3.22966669	1,000.00000000
B	46647TAY4	1,000.00000000	0.00000000	3.39783327	0.00000000	0.00000000	0.00000000	0.00000000	3.39783327	1,000.00000000
C	46647TAZ1	1,000.00000000	0.00000000	3.27603963	0.00000000	0.00000000	0.00000000	0.00000000	3.27603963	1,000.00000000
D	46647TAA6	1,000.00000000	0.00000000	3.90103963	0.00000000	0.00000000	0.00000000	0.00000000	3.90103963	1,000.00000000
D-RR	46647TAC2	1,000.00000000	0.00000000	3.90103971	0.00000000	0.00000000	0.00000000	0.00000000	3.90103971	1,000.00000000
E-RR	46647TAE8	1,000.00000000	0.00000000	3.90103970	0.00000000	0.00000000	0.00000000	0.00000000	3.90103970	1,000.00000000
F-RR	46647TAG3	1,000.00000000	0.00000000	3.90103936	0.00000000	0.00000000	0.00000000	0.00000000	3.90103936	1,000.00000000
NR-RR	46647TAJ7	932.97434656	0.00000000	0.46350391	3.17606587	53.16226001	0.00000000	0.39180169	0.46350391	932.58254486
R	46647TAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46647TAU2	730.51481448	0.00000000	0.60507504	0.00000000	0.00000000	0.00000000	0.00000000	0.60507504	729.42356155
X-B	46647TAV0	1,000.00000000	0.00000000	0.50320627	0.00000000	0.00000000	0.00000000	0.00000000	0.50320627	1,000.00000000
X-C	46647TAW8	1,000.00000000	0.00000000	0.62499991	0.00000000	0.00000000	0.00000000	0.00000000	0.62499991	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/22 - 10/30/22	30	0.00	242,605.19	0.00	242,605.19	0.00	0.00	0.00	242,605.19	0.00
A-5	10/01/22 - 10/30/22	30	0.00	1,229,605.42	0.00	1,229,605.42	0.00	0.00	0.00	1,229,605.42	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	175,197.66	0.00	175,197.66	0.00	0.00	0.00	175,197.66	0.00
X-A	10/01/22 - 10/30/22	30	0.00	505,922.00	0.00	505,922.00	0.00	0.00	0.00	505,922.00	0.00
X-B	10/01/22 - 10/30/22	30	0.00	26,124.96	0.00	26,124.96	0.00	0.00	0.00	26,124.96	0.00
X-C	10/01/22 - 10/30/22	30	0.00	35,009.38	0.00	35,009.38	0.00	0.00	0.00	35,009.37	0.00
A-S	10/01/22 - 10/30/22	30	0.00	229,448.44	0.00	229,448.44	0.00	0.00	0.00	229,448.44	0.00
B	10/01/22 - 10/30/22	30	0.00	176,405.31	0.00	176,405.31	0.00	0.00	0.00	176,405.31	0.00
C	10/01/22 - 10/30/22	30	0.00	183,507.36	0.00	183,507.36	0.00	0.00	0.00	183,507.36	0.00
D	10/01/22 - 10/30/22	30	0.00	143,901.55	0.00	143,901.55	0.00	0.00	0.00	143,901.55	0.00
D-RR	10/01/22 - 10/30/22	30	0.00	106,595.91	0.00	106,595.91	0.00	0.00	0.00	106,595.91	0.00
E-RR	10/01/22 - 10/30/22	30	0.00	111,924.73	0.00	111,924.73	0.00	0.00	0.00	111,924.73	0.00
F-RR	10/01/22 - 10/30/22	30	0.00	69,286.36	0.00	69,286.36	0.00	0.00	0.00	69,286.36	0.00
NR-RR	10/01/22 - 10/30/22	30	1,904,743.69	139,228.27	0.00	139,228.27	121,497.37	0.00	0.00	17,730.90	2,033,671.54
Totals			1,904,743.69	3,374,762.54	0.00	3,374,762.54	121,497.37	0.00	0.00	3,253,265.16	2,033,671.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,165,695.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,390,376.33	Master Servicing Fee	9,318.76
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,395.15
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	372.47
ARD Interest	0.00	Operating Advisor Fee	1,227.03
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	300.41
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,390,376.33	Total Fees	15,613.83

Principal		Expenses/Reimbursements
Scheduled Principal	927,418.41	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	111,710.10
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,787.27
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(14,988.00)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	912,430.41	Total Expenses/Reimbursements	121,497.37

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,253,265.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	912,430.41
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,165,695.57
Total Funds Collected	4,302,806.74	Total Funds Distributed	4,302,806.77

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	865,093,125.92	865,093,125.92	Beginning Certificate Balance	865,093,125.92
(-) Scheduled Principal Collections	927,418.41	927,418.41	(-) Principal Distributions	912,430.41
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	14,988.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	14,988.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	14,988.00	14,988.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	864,165,707.51	864,165,707.51	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	866,614,632.48	866,614,632.48	Ending Certificate Balance	864,165,707.51
Ending Actual Collateral Balance	865,775,764.53	865,775,764.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	10,264,178.81	1.19%	50	5.0597	NAP	Defeased	2	10,264,178.81	1.19%	50	5.0597	NAP
	9,999,999 or less	12	71,645,320.13	8.29%	50	5.3344	1.722588	1.24 or less	6	156,482,434.90	18.11%	29	4.8436	0.458842
10,000,000 to 19,999,999		5	82,213,438.75	9.51%	51	4.9915	1.409015	1.25 to 1.74	15	334,574,064.26	38.72%	50	4.9274	1.435095
20,000,000 to 24,999,999		1	22,110,750.21	2.56%	51	4.7580	1.430000	1.75 to 2.24	5	167,407,813.27	19.37%	51	3.6761	2.120379
25,000,000 to 49,999,999		7	229,655,951.93	26.58%	37	4.8107	1.698556	2.25 to 2.74	3	91,370,056.82	10.57%	48	4.3447	2.332512
	50,000,000 or greater	7	448,276,067.68	51.87%	50	4.1903	1.896815	2.75 or greater	3	104,067,159.45	12.04%	50	4.4400	3.759286
	Totals	34	864,165,707.51	100.00%	46	4.5511	1.767566	Totals	34	864,165,707.51	100.00%	46	4.5511	1.767566
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	10,264,178.81	1.19%	50	5.0597	NAP
							Defeased	2	10,264,178.81	1.19%	50	5.0597	NAP
Alabama	1	8,375,302.58	0.97%	50	5.4000	2.090000
							Industrial	1	5,700,000.00	0.66%	51	5.2150	2.420000
Arizona	1	5,548,944.48	0.64%	50	5.2100	1.480000
							Lodging	6	172,148,285.64	19.92%	39	4.6638	2.399479
California	4	219,088,273.86	25.35%	51	3.7029	2.323407
							Mixed Use	3	107,938,776.77	12.49%	50	4.8923	1.282343
Connecticut	1	51,000,000.00	5.90%	50	4.9700	1.400000
							Multi-Family	17	14,570,238.07	1.69%	50	5.3608	2.005119
Florida	4	86,179,488.53	9.97%	50	4.7533	1.482608
							Office	10	358,166,282.13	41.45%	47	4.3166	1.616504
Georgia	1	17,855,266.17	2.07%	49	4.7200	1.170000
							Retail	10	195,377,946.09	22.61%	50	4.5867	1.728891
Hawaii	2	116,761,074.19	13.51%	49	4.3917	3.293411
							Totals	49	864,165,707.51	100.00%	46	4.5511	1.767566
Illinois	17	67,729,660.10	7.84%	49	4.9994	0.770317

Maryland	1	31,806,181.78	3.68%	50	4.7750	1.420000

Massachusetts	1	30,781,626.79	3.56%	50	5.7520	1.250000

Michigan	1	19,957,038.22	2.31%	51	5.2300	1.400000

Nevada	1	18,647,644.25	2.16%	51	5.0700	1.410000

New Jersey	1	36,081,098.77	4.18%	50	4.4750	1.630000

North Carolina	1	14,997,545.69	1.74%	51	5.0230	1.510000

Ohio	2	12,494,574.20	1.45%	51	5.4540	1.143907

Oklahoma	1	6,308,572.87	0.73%	51	4.8700	1.470000

South Carolina	1	5,422,839.24	0.63%	49	5.4860	1.410000

Texas	4	61,053,965.74	7.07%	22	5.1075	0.598978

Virginia	1	38,000,000.00	4.40%	13	4.2000	0.690000

Wisconsin	1	5,812,431.24	0.67%	50	5.5200	1.100000

Totals	49	864,165,707.51	100.00%	46	4.5511	1.767566

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	10,264,178.81	1.19%	50	5.0597	NAP	Defeased	2	10,264,178.81	1.19%	50	5.0597	NAP
	3.99999% or less	2	146,832,329.44	16.99%	51	3.4452	2.145789	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	4	215,581,098.77	24.95%	43	4.2239	2.074960	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	10	312,606,757.02	36.17%	50	4.8253	1.722026	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	16	178,881,343.47	20.70%	41	5.3449	1.177002	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	864,165,707.51	100.00%	46	4.5511	1.767566	49 months or greater	32	853,901,528.70	98.81%	46	4.5450	1.769822
								Totals	34	864,165,707.51	100.00%	46	4.5511	1.767566
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	10,264,178.81	1.19%	50	5.0597	NAP	Defeased	2	10,264,178.81	1.19%	50	5.0597	NAP
	114 months or less	32	853,901,528.70	98.81%	46	4.5450	1.769822	Interest Only	7	308,500,000.00	35.70%	44	4.2053	2.051828
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	25	545,401,528.70	63.11%	47	4.7371	1.610309
	Totals	34	864,165,707.51	100.00%	46	4.5511	1.767566	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	34	864,165,707.51	100.00%	46	4.5511	1.767566
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	10,264,178.81	1.19%	50	5.0597	NAP				None
Underwriter's Information		1	8,900,181.25	1.03%	50	5.2600	1.830000
	12 months or less	29	797,192,961.94	92.25%	48	4.4986	1.866083
	13 months to 24 months	2	47,808,385.51	5.53%	14	5.1847	0.153502
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	864,165,707.51	100.00%	46	4.5511	1.767566
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30312222	LO	Honolulu	HI	Actual/360	4.199%	289,298.89	0.00	0.00	N/A	11/01/26	--	80,000,000.00	80,000,000.00	11/01/22
2	30312223	OF	Sunnyvale	CA	Actual/360	3.319%	222,941.66	163,622.54	0.00	N/A	04/01/27	--	77,995,951.98	77,832,329.44	11/01/22
4	30312226	RT	Fresno	CA	Actual/360	3.587%	213,127.58	0.00	0.00	N/A	11/01/26	--	69,000,000.00	69,000,000.00	11/01/22
5	30312227	OF	Rosemont	IL	Actual/360	4.960%	251,675.86	95,670.92	0.00	N/A	12/01/26	--	58,925,149.77	58,829,478.85	11/01/22
6	30312228	OF	San Francisco	CA	Actual/360	4.123%	218,347.21	0.00	0.00	N/A	01/01/27	--	61,500,000.00	61,500,000.00	11/01/22
7	30312229	MU	Largo	FL	Actual/360	4.744%	205,066.48	84,247.11	0.00	N/A	01/01/27	--	50,198,506.50	50,114,259.39	11/01/22
8	30312230	MU	Stamford	CT	Actual/360	4.970%	218,265.83	0.00	0.00	N/A	01/01/27	--	51,000,000.00	51,000,000.00	11/01/22
9	30312232	OF	Newark	NJ	Actual/360	4.475%	139,397.64	93,456.42	0.00	N/A	01/01/27	--	36,174,555.19	36,081,098.77	11/01/22
10	30312233	LO	Kailua-Kona	HI	Actual/360	4.810%	152,476.05	51,598.58	0.00	N/A	02/01/27	--	36,812,672.77	36,761,074.19	11/01/22
12	30312235	OF	Reston	VA	Actual/360	4.200%	137,433.33	0.00	0.00	N/A	12/01/23	--	38,000,000.00	38,000,000.00	11/01/22
13	30312236	RT	Leominster	MA	Actual/360	5.752%	152,677.12	42,862.35	0.00	N/A	01/01/27	--	30,824,489.14	30,781,626.79	11/05/22
14	30312237	OF	Rockville	MD	Actual/360	4.775%	130,957.61	42,991.52	0.00	N/A	01/01/27	--	31,849,173.30	31,806,181.78	11/01/22
15	30312238	LO	Houston	TX	Actual/360	5.258%	132,233.81	44,629.97	0.00	N/A	01/01/22	--	29,205,371.23	29,160,741.26	03/01/20
16	30312239	RT	Miami Lakes	FL	Actual/360	4.606%	107,532.13	46,368.77	0.00	N/A	02/01/27	--	27,111,597.91	27,065,229.14	11/01/22
17	30312240	RT	San Antonio	TX	Actual/360	4.758%	90,722.45	31,978.02	0.00	N/A	02/01/27	--	22,142,728.23	22,110,750.21	11/01/22
18	30312241	OF	Troy	MI	Actual/360	5.230%	89,996.99	26,256.75	0.00	N/A	02/06/27	--	19,983,294.97	19,957,038.22	11/06/22
19	30312242	RT	Las Vegas	NV	Actual/360	5.070%	81,523.16	25,345.64	0.00	N/A	02/06/27	--	18,672,989.89	18,647,644.25	10/06/22
20	30312243	OF	Duluth	GA	Actual/360	4.720%	72,671.47	24,538.72	0.00	N/A	12/01/26	--	17,879,804.89	17,855,266.17	11/01/22
21	30312244	LO	Durham	NC	Actual/360	5.023%	64,972.89	23,834.76	0.00	N/A	02/06/27	--	15,021,380.45	14,997,545.69	11/06/22
26	30312249	OF	West Covina	CA	Actual/360	4.820%	44,716.19	17,599.99	0.00	N/A	03/06/27	--	10,773,544.41	10,755,944.42	11/06/22
27	30312250	MF	Various	IL	Actual/360	5.260%	40,355.45	9,398.64	0.00	N/A	01/06/27	--	8,909,579.89	8,900,181.25	11/06/22
28	30312251	RT	McCalla	AL	Actual/360	5.400%	38,994.91	10,700.57	0.00	N/A	01/06/27	--	8,386,003.15	8,375,302.58	11/06/22
29	30312252	MU	Cincinnati	OH	Actual/360	5.400%	31,781.01	10,109.19	0.00	N/A	02/06/27	--	6,834,626.57	6,824,517.38	06/06/21
30	30312253	RT	Enid	OK	Actual/360	4.870%	26,490.58	8,316.64	0.00	N/A	02/06/27	--	6,316,889.51	6,308,572.87	11/06/22
31	30312254	MF	Cuyahoga Falls	OH	Actual/360	5.519%	27,007.02	12,674.84	0.00	N/A	02/06/27	--	5,682,731.66	5,670,056.82	11/06/22
33	30312256	RT	Lake Geneva	WI	Actual/360	5.520%	27,668.66	8,465.66	0.00	N/A	01/06/27	--	5,820,896.90	5,812,431.24	10/06/22
34	30312257	LO	Huntsville	TX	Actual/360	5.455%	27,313.50	8,562.02	0.00	N/A	01/06/27	--	5,814,647.28	5,806,085.26	11/06/22
35	30312258	LO	Orangeburg	SC	Actual/360	5.486%	25,676.11	12,345.50	0.00	N/A	12/06/26	--	5,435,184.74	5,422,839.24	11/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
36	30312259	OF	Scottsdale	AZ	Actual/360	5.210%	24,929.01	7,642.42	0.00	N/A	01/06/27	--	5,556,586.90	5,548,944.48	11/06/22
37	30312260	MF	Houston	TX	Actual/360	5.268%	23,417.83	12,000.47	0.00	N/A	01/06/27	--	5,162,281.71	5,150,281.24	11/06/22
38	30312261	IN	Sunrise	FL	Actual/360	5.215%	25,596.96	0.00	0.00	N/A	02/06/27	--	5,700,000.00	5,700,000.00	11/06/22
39	30312262	IN	Dallas	TX	Actual/360	4.850%	21,384.02	6,319.80	0.00	N/A	02/06/27	--	5,120,217.37	5,113,897.57	11/06/22
40	30312263	RT	Houston	TX	Actual/360	5.440%	18,654.72	5,880.60	0.00	N/A	01/06/27	--	3,982,269.61	3,976,389.01	11/06/22
41	30312264	RT	Cooper City	FL	Actual/360	5.304%	15,072.20	0.00	0.00	N/A	01/06/27	--	3,300,000.00	3,300,000.00	11/06/22
Totals							3,390,376.33	927,418.41	0.00				865,093,125.92	864,165,707.51
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	76,563,485.71	141,311,737.20	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	29,997,859.00	30,770,149.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	25,973,377.40	27,150,290.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,764,123.10	6,510,844.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,896,168.19	7,917,877.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,323,551.51	4,915,485.39	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,673,311.14	7,030,494.90	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,666,529.45	5,243,350.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	10,814,129.63	14,785,905.14	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,299,820.86	1,555,638.68	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,957,891.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,328,316.74	3,145,861.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(575,762.71)	0.00	--	--	10/11/22	22,470,900.85	1,310,330.25	74,841.04	4,345,261.64	110,406.84	0.00
16	3,031,835.28	3,120,610.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,147,080.54	2,280,127.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,384,913.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,948,700.66	0.00	--	--	--	0.00	0.00	106,788.40	106,788.40	0.00	0.00
20	1,788,598.18	1,766,771.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,555,426.55	1,925,395.24	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,202,272.95	1,333,112.53	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,011,891.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,133,252.86	1,313,338.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	98,470.99	0.00	--	--	10/12/21	2,182,673.30	171,414.71	31,501.60	536,239.39	0.00	0.00
30	654,858.51	679,082.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,042,110.67	1,084,251.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	511,418.88	514,171.64	01/01/22	09/30/22	--	0.00	0.00	36,109.26	36,109.26	0.00	0.00
34	1,345,355.16	1,396,884.29	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	682,345.88	742,246.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	627,087.71	681,862.44	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	715,860.09	814,588.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	537,547.98	532,499.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	329,752.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	205,431,581.39	268,522,578.49				24,653,574.15	1,481,744.96	249,240.30	5,024,398.69	110,406.84	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	1	6,824,517.38	0	0.00	1	29,160,741.26	0	0.00	0	0.00	0	0.00	4.551083%	4.530130%	46
10/17/22	0	0.00	0	0.00	1	6,834,626.57	0	0.00	1	29,205,371.23	0	0.00	0	0.00	0	0.00	4.551199%	4.530240%	47
09/16/22	0	0.00	0	0.00	1	6,845,711.07	0	0.00	1	29,254,053.50	0	0.00	0	0.00	0	0.00	4.551332%	4.530366%	48
08/17/22	0	0.00	0	0.00	1	6,855,722.16	0	0.00	2	29,298,262.88	0	0.00	0	0.00	1	8,154,641.63	4.551446%	4.530473%	49
07/15/22	0	0.00	0	0.00	2	17,738,870.67	0	0.00	2	40,215,456.75	0	0.00	0	0.00	0	0.00	4.556488%	4.535584%	50
06/17/22	0	0.00	0	0.00	2	17,768,406.08	0	0.00	2	40,282,131.84	0	0.00	0	0.00	0	0.00	4.556619%	4.535708%	51
05/17/22	0	0.00	0	0.00	2	17,795,293.95	0	0.00	2	40,342,746.76	0	0.00	0	0.00	0	0.00	4.556731%	4.535814%	52
04/18/22	0	0.00	0	0.00	2	17,824,589.84	0	0.00	2	40,408,875.61	0	0.00	0	0.00	0	0.00	4.556859%	4.535936%	53
03/17/22	0	0.00	0	0.00	2	17,851,231.28	0	0.00	2	40,468,928.57	0	0.00	0	0.00	1	72,954,501.18	4.556969%	4.536040%	54
02/17/22	0	0.00	0	0.00	2	17,885,359.50	0	0.00	2	40,546,122.19	0	0.00	0	0.00	1	13,186,088.60	4.610495%	4.590011%	56
01/18/22	0	0.00	0	0.00	2	17,911,734.33	0	0.00	2	40,605,566.57	0	0.00	0	0.00	0	0.00	4.618999%	4.597905%	57
12/17/21	0	0.00	0	0.00	3	47,603,988.45	0	0.00	2	40,664,747.42	0	0.00	0	0.00	1	2,484,887.74	4.619099%	4.598000%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
15	30312238	03/01/20	31	5	74,841.04	4,345,261.64	3,943,296.41		30,562,369.94	05/14/20	7			06/01/21
19	30312242	10/06/22	0	B	106,788.40	106,788.40	0.00		18,672,989.89
29	30312252	06/06/21	16	6	31,501.60	536,239.39	73,686.58		6,999,134.42	06/26/20	2
33	30312256	10/06/22	0	B	36,109.26	36,109.26	0.00		5,820,896.90
Totals					249,240.30	5,024,398.69	4,016,982.99		62,055,391.15
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		29,160,741	0	0		29,160,741
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		38,000,000	38,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		149,000,000	149,000,000	0		0
49 - 60 Months		648,004,966	641,180,449	6,824,517		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	864,165,708	828,180,449	0	0	6,824,517	29,160,741
Oct-22	865,093,126	829,053,128	0	0	6,834,627	29,205,371
Sep-22	866,095,390	829,995,625	0	0	6,845,711	29,254,054
Aug-22	867,014,867	830,860,882	0	0	6,855,722	29,298,263
Jul-22	878,803,748	831,722,604	0	0	6,865,687	40,215,457
Jun-22	879,813,304	832,654,540	0	0	6,876,632	40,282,132
May-22	880,738,176	833,508,929	0	0	6,886,500	40,342,747
Apr-22	881,740,024	834,433,796	0	0	6,897,352	40,408,876
Mar-22	882,656,965	835,280,912	0	0	6,907,124	40,468,929
Feb-22	956,767,806	909,301,733	0	0	6,919,951	40,546,122
Jan-22	970,946,134	923,410,949	0	0	6,929,618	40,605,567
Dec-21	971,944,356	924,340,367	0	0	6,939,241	40,664,747
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	30312238	29,160,741.26	30,562,369.94	18,410,000.00	07/01/22	(575,762.71)	(0.65000)	09/30/21	01/01/22	289
29	30312252	6,824,517.38	6,999,134.42	6,250,000.00	08/05/21	98,470.99	0.20000	12/31/21	02/06/27	290
Totals		35,985,258.64	37,561,504.36	24,660,000.00		(477,291.72)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	30312238	LO	TX	05/14/20	7

11/14/2022 - REO Title Date: 6/1/2021. Description of Collateral: A 14-story, 301-key full-service, Marriott flagged & managed hotel attached to an office building on the West Loop in the Galleria area of Houston, TX. Features 17,324 SF meeting space, renovated/rebranded 17Fifty Bistro & Lounge, indoor pool, fitness room, business center. Parking and Easement Agreement with the Office Owner (owns garage w/1,058 spaces), hotel as exclusive use of 15 surface parking and 81 reserved parking garage spaces, with in/out privileges on another 269 spaces. Office Owner also owns the conf/mtg rooms and assoc. common areas, with same leased to Hotel owner. Managed by Marriott under a mgmt agreement expiring

9/2027, with two 10-yr renewal options. Marriott will allow option for Buyer to convert the mgmt agmt to a Franchise Agmt. Crossed with or is a Companion Loan to: No. Deferred Maintenance / Repair Issues: Recent PCA shows $1.75MM in immed. repairs and $2.89MM for reserves over a 12-yr period. Marriott''s renovation cost est. updated 2.2022 submittal total $28.2MM: 2022: $2.682MM and 2023: $25.5MM,, incl. $16.9MM rooms reno, $960K M Club, $3.26MM Ballrooms &

Meeting Rooms reno, $1.1MM MH Greatroom softgoods) Operations Summary: YTD 5/2022: 45.2% occ, Rev $4.49MM, GOP $22.3%. Marketing Summary: Hired JLL as listing agent. Asset sold in Aug. Gen 2. Scheduled closing 11/2022.

29	30312252	MU	OH	06/26/20	2

11/14/2022 - Subject loan was assigned to Special Servicing due to 60+days delinquency. Special Servicer through Lender legal counsel is advancing foreclosure. With the Receiver in place, outstanding leasing and maintenance items are being addressed while lender completes the foreclosure process. Lender''s legal counsel estimates the earliest sale date would be Q1 of 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30312244	15,615,452.21	5.02300%	15,615,452.21 5.02300%		8	09/15/20	09/15/20	09/30/20
23	30312246	14,185,497.90	4.95000%	14,185,497.90 4.95000%		8	07/31/20	07/31/20	08/05/20
Totals		29,800,950.11		29,800,950.11
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30312234	07/16/21	38,478,333.82	57,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
23	30312246	09/17/21	13,910,251.71	23,700,000.00	17,353,259.66	3,446,154.93	17,353,259.66	13,907,104.73	3,146.98	0.00	0.00	3,146.98	0.02%
25	30312248	08/17/22	10,873,183.75	10,500,000.00	10,077,415.14	1,905,601.83	10,077,415.14	8,171,813.31	2,701,370.44	(14,988.00)	153,690.72	2,547,679.72	21.40%
32	30312255	08/17/20	6,098,230.69	8,350,000.00	7,325,966.60	1,278,037.69	7,271,683.83	5,993,646.14	104,584.55	0.00	104,584.54	0.01	0.00%
43	30312266	12/17/21	2,518,688.79	2,000,000.00	2,728,306.14	237,781.98	2,728,306.14	2,490,524.16	28,164.63	0.00	0.00	28,164.63	1.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			71,878,688.76	101,850,000.00	37,484,947.54	6,867,576.43	37,430,664.77	30,563,088.34	2,837,266.60	(14,988.00)	258,275.26	2,578,991.34

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30312234	07/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	30312246	09/16/22	0.00	0.00	3,146.98	0.00	0.00	(165.00)	0.00	0.00	3,146.98
		10/18/21	0.00	0.00	3,311.98	0.00	0.00	165.00	0.00	0.00
		09/17/21	0.00	0.00	3,146.98	0.00	0.00	3,146.98	0.00	0.00
25	30312248	11/18/22	0.00	0.00	2,547,679.72	0.00	0.00	14,988.00	0.00	0.00	2,547,679.72
		10/17/22	0.00	0.00	2,532,691.72	0.00	0.00	(168,712.99)	0.00	0.00
		09/16/22	0.00	0.00	2,701,404.71	0.00	0.00	34.27	0.00	0.00
		08/17/22	0.00	0.00	2,701,370.44	0.00	0.00	2,701,370.44	0.00	0.00
32	30312255	09/16/22	0.00	0.00	0.01	0.00	0.00	(106,106.07)	0.00	0.00	0.01
		03/17/21	0.00	0.00	105,116.08	0.00	0.00	417.50	0.00	0.00
		10/19/20	0.00	0.00	104,698.58	0.00	0.00	1,104.03	0.00	0.00
		08/17/20	0.00	0.00	104,584.55	0.00	0.00	104,584.55	0.00	0.00
43	30312266	12/17/21	0.00	0.00	28,164.63	0.00	0.00	28,164.63	0.00	0.00	28,164.63
Current Period Totals			0.00	0.00	0.00	0.00	0.00	14,988.00	0.00	0.00	14,988.00
Cumulative Totals			0.00	0.00	2,578,991.34	0.00	0.00	2,578,991.34	0.00	0.00	2,578,991.34

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	6,287.27	0.00	0.00	101,645.25	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	10,064.85	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,787.27	0.00	0.00	111,710.10	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		121,497.37

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the JPMC 2017-JP5 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27